JOHCM Global Equity Fund
FUND SUMMARY<br/>JOHCM Global Equity Fund <br/>(The Fund is offered on a limited basis only. Refer to “How to Purchase Shares – Information Regarding Purchases of the JOHCM Global Equity Fund” on page 53 for more information.)
Investment Objective
The investment objective of the JOHCM Global Equity Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - JOHCM Global Equity Fund	Institutional Shares	Class I Shares	Class II Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses<br/> (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JOHCM Global Equity Fund	Institutional Shares	Class I Shares	Class II Shares
Management Fee	0.95%	0.95%	0.95%
Distribution (Rule 12b-1) Fees	none	0.10%	0.25%
Other Expenses	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses	1.07%	1.17%	1.32%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example - JOHCM Global Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Institutional Shares	109	340	590	1,306
Class I Shares	119	372	644	1,420
Class II Shares	134	418	723	1,590

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 24.81% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities of U.S. and foreign companies. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities consist of common and preferred stock, rights, and warrants. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. The Fund normally will invest in at least three countries (one of which may be the United States) with at least 40% of its assets invested in countries other than the U.S. However, the Fund may invest at least 30% of its assets outside the U.S. when market conditions are unfavorable. Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund may invest in U.S. and foreign companies of any size, including small- and mid-capitalization companies.

The Adviser seeks to identify and make investments in U.S. and foreign companies based on a multi-dimensional investment process, considering a number of factors, including growth, valuation, size, momentum, and beta. Beta measures the volatility of a stock relative to the overall market. The Fund utilizes a core style with a modest growth tilt (growth at a reasonable price, or “GARP”) over all capitalization ranges. The Fund seeks those stocks, sectors, and countries with positive earnings surprises, sustainably high or increasing return on equity, and attractive valuations.
Principal Investment Risks
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. The risk that events negatively affecting issuers, industries, or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small-capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

Foreign & Emerging Markets Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Investing in emerging market securities magnifies the risks inherent in foreign investments. The potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.
Performance Information
The Fund commenced operations upon the reorganization of the JOHCM Global Equity Fund, a series of the Scotia Institutional Funds (formerly DundeeWealth Trust) (the "Predecessor Fund"), into the Fund on December 12, 2013. With the reorganization, the Fund assumed the financial and performance history of the Predecessor Fund.

The bar chart and performance table below provide an indication of the risks of an investment in the Fund (and the Predecessor Fund for periods prior to reorganization) by showing how the Fund's performance has varied from year to year, and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are shown for Institutional Class Shares only and will vary from the after-tax returns for the other share classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.
Annual Return – Institutional Class Shares for year ended December 31
[1]	The Fund's fiscal year end is September 30. The Fund's most recent quarterly return (since the end of the last fiscal year) through December 31, 2018 was (11.92)%.

Best Quarter:	03/31/2015	8.36%
Worst Quarter:	09/30/2015	(14.28)%

Average Annual Total Returns for the Periods Ended December 31, 2018
Average Annual Total Returns - JOHCM Global Equity Fund		1 Year	5 Year	Since Inception [1]	Inception Date
Institutional Class Shares		(7.50%)	3.22%	7.22%	Mar. 22, 2013
Institutional Class Shares | After Taxes on Distributions		(8.44%)	2.99%	6.99%	Mar. 22, 2013
Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares		(3.66%)	2.53%	5.74%	Mar. 22, 2013
Class I Shares		(7.54%)	3.14%	7.14%	Mar. 22, 2013
Morgan Stanley Capital International ACWI Index (reflects no deductions for fees or expenses)	[2]	(9.42%)	4.26%	6.39%	Mar. 22, 2013
[1]	The Institutional Class Shares and Class I Shares of the JOHCM Global Equity Fund commenced operations on March 22, 2013. Class II Shares have not commenced operations.
[2]	Index returns shown are net of withholding taxes.